Financial Risk Management Objectives - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	$ 11,484	$ 25,151
Trade and other payables	16,879	21,127
Foreign exchange forward contracts	3	142
Lease liability	3,192	94
Financial liabilities	34,842	49,511
Within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	11,484	25,151
Trade and other payables	16,879	21,127
Foreign exchange forward contracts	3	142
Lease liability	656	47
Financial liabilities	32,306	49,464
2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liability	910	36
Financial liabilities	910	36
4 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liability	444	11
Financial liabilities	444	11
More than five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liability	1,182
Financial liabilities	1,182
All other related parties [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	3,284	2,997
All other related parties [Member] | Within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	$ 3,284	$ 2,997